Summary of Significant Accounting Policies - Research and Development Expenses (Details) - USD ($) $ in Thousands		5 Months Ended
	Jul. 21, 2023	Dec. 31, 2023
Summary of Significant Accounting Policies
Research and development writeoff	$ 348,000	$ 348,000